UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM SPDSCL-HFCAA-GOV

Commission File Number: 000-56305

ENTREPRENEUR UNIVERSE BRIGHT GROUP.

(Exact name of registrant as specified in its charter)

Nevada	90-1734867
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification Number)

Suite 907, Saigao City Plaza Building 2, No. 170, Weiyang Road, Xi’an, China
(Address of principal executive offices)	(Zip Code)

+86-029 - 86100263

(Registrant’s telephone number, including area code)

Securities registered pursuant to Section 12(b) of the Act: None

Title of Each Class	Trading Symbol(s)	Name of each exchange on which registered
None

Securities registered pursuant to Section 12(g) of the Act: Common Stock, par value $0.0001 per share

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

On May 12, 2022, the Entrepreneur Universe Bright Group (the “Company” or “we” or “us”) was conclusively identified by the Securities and Exchange Commission (“SEC”) as a Commission-Identified Issuer pursuant to the Holding Foreign Companies Accountable Act (the “HFCAA”) because its registered public accounting firm, Centurion ZD CPA & Co. (“CZD CPA”), has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction. CZP CPA prepared the Company’s audited financial statements for the fiscal year ended December 31, 2021 included in the Annual Report on Form 10-K filed with the SEC on March 29, 2023 (“Annual Report”).

On September 7, 2022, the Company dismissed CZD CPA and appointed Prager Metis CPAs, LLC (“PragerMetis”) as the Company’s independent auditor for the fiscal year end December 31, 2022. Our current auditors, PragerMetis, is located at Hackensack, New Jersey, and has been inspected by the PCAOB. Given that PragerMetis now serves as the principal accountant to audit our consolidated financial statements, we expect to be able to comply with the HFCAA and the Accelerating Holding Foreign Companies Accountable Act and certify that we have retained a registered public accounting firm that the PCAOB has determined it is able to inspect or investigate which would preclude a further finding by the SEC that we are a Commission-Identified Issuer.

Furthermore, in August 2022, the PCAOB signed a Statement of Protocol with the China Securities Regulatory Commission and the Ministry of Finance of the People's Republic of China, taking the first step toward opening access for the PCAOB to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong. PCAOB staff members conducted on-site inspections and investigations from September to November 2022, and in December 2022, the PCAOB announced that it has secured complete access to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong and confirmed that until such time as the PCAOB issues any new determination, there are no Commission-Identified Issuers at risk of having their securities subject to a trading prohibition under the HFCAA.

To the extent known by the Company, the Company is not aware of and has no reason to believe that: any governmental entity in the foreign jurisdiction in which the Company is incorporated or otherwise organized owns shares of any capital stock of record of the Company; any official of the Chinese government or Hong Kong SAR is a board member or officer of the Company or its operating subsidiaries; or that the Company’s articles of incorporation, as amended, contain any provisions known by the Company to include any charter or charter provisions of the Chinese Communist Party. The Company has determined that no governmental entity in mainland China or Hong Kong, directly or indirectly, possesses the power to direct or cause the direction of the management and policies of the Company or has a controlling financial interest. The Company has made this determination based on the fact that as of the date of the Annual Report, no such governmental entity has filed a Schedule 13D or 13G, there are no material contracts with such a foreign governmental party, and there is no such foreign government representative on the Company’s Board.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this form to be signed on its behalf by the undersigned hereunto duly authorized.

Entrepreneur Universe Bright Group

Date: July 20, 2023	By:	/s/ Guolin Tao
Guolin Tao
Chief Executive Officer and Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

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